SCHEDULE OF MARKETING AND SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales And Marketing
Payroll and related expenses	$ 1,076	$ 1,318	$ 1,273
Exhibitions, conventions, and travel expenses	379	302	42
Consultants	416	558	394
Other	68	52	139
Total sales and marketing	$ 1,939	$ 2,230	$ 1,848